CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total revenues	$ 670,171	$ 1,402,300	$ 1,738,000
Cost of revenues	(702,679)	(79,150)	(257,023)
Gross profit	(32,508)	1,323,150	1,480,977
Operating expenses:
General and administrative	(10,351,357)	(1,156,574)	(740,534)
Impairment loss	(2,123,904)	(835,344)	0
Total operating expenses	(12,475,261)	(1,991,918)	(740,534)
(Loss)/income from operations	(12,507,769)	(668,768)	740,443
Interest income, net	1,083	7,983	0
Other income/(Expenses), net	120,877	(32,533)	26,859
(Loss)/income before provision for income taxes	(12,385,809)	(693,318)	767,302
Income tax benefits	0	0	0
(Loss)/Income from continuing operations	(12,385,809)	(693,318)	767,302
Discontinued operations:
Loss from discontinued operations	(8,360,322)	(957,955)	(1,992,602)
Net loss	(20,746,131)	(1,651,273)	(1,225,300)
Numerator
Net loss attributable to holders of ordinary shares of Mercurity Fintech Holding Inc.	(20,746,131)	(1,651,273)	(1,225,300)
Continuing operations	(12,385,809)	(693,318)	767,302
Discontinued operations	$ (8,360,322)	$ (957,955)	$ (1,992,602)
Denominator
Weighted average shares used in calculating basic net loss per ordinary share	3,888,373,404	2,675,881,652	1,723,033,130
Weighted average shares used in calculating diluted net loss per ordinary share	3,888,373,404	2,675,881,652	1,723,033,130
Net Loss per ordinary share
Basic	$ 0.00	$ 0.00	$ 0.00
Diluted	0.00	0.00	0.00
Net Loss per ordinary share from continuing operation
Basic	0.00	0.00	0.00
Diluted	0.00	0.00	0.00
Net Loss per ordinary share from discontinued operation
Basic	0.00	0.00	0.00
Diluted	$ 0.00	$ 0.00	$ 0.00
Technical services
Total revenues	$ 5,864	$ 1,402,300	$ 1,738,000
Digital asset mining
Total revenues	$ 664,307	$ 0	$ 0